Other Operating Expenses	12 Months Ended
Dec. 31, 2019
Other Operating Expenses [abstract]
Other Operating Expenses
38.	Other Operating Expenses:

During the year ended December 31, 2017, 2018 and 2019, the Bank and its subsidiaries incurred the following other operating expenses:

	2017	2018	2019
	MCh$	MCh$	MCh$
Provisions and expenses for assets received in lieu of payment
Provisions for assets received in lieu of payment	2,307	3,930	3,246
Expenses to maintain assets received in lieu of payment	791	1,749	1,225
Subtotal	3,098	5,679	4,471

Provisions for contingencies
Country risk provisions	—	—	—
Other provisions	—	3	33
Subtotal	—	3	33

Other expenses
Write-offs for operating risks	6,360	11,378	5,561
Leasings operational expenses	10,152	4,504	5,111
Card administration	2,890	2,640	2,490
Correspondent banks	857	882	1,569
Expenses for charge-off leased assets recoveries	1,115	2,287	1,072
Others	1,396	2,213	3,543
Subtotal	22,770	23,904	19,346

Total	25,868	29,586	23,850